UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):  [    ] is a restatement.
					  [    ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:		Preservation Capital Management
Address:		1044 Main Street, Suite 500
			Kansas City, MO 64105

Form 13F File Number: 28-7238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David L. Sederholm
Title:	President
Phone:	816-474-7737

Signature, Place, and Date of Signing:

David L. Sederholm		Kansas City, Missouri   October 20, 2000

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND
EXCHANGE ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	65

Form 13F Information Table Value Total:	$111216
								(thousands)


List of Other Included Managers:

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American International Group,  COM              026874107     2886    30161 SH       SOLE                    30161
Amgen Inc.                     COM              031162100     2310    33082 SH       SOLE                    33082
Analog Devices                 COM              032654105      421     5100 SH       SOLE                     5100
BEA Systems, Inc.              COM              073325102      685     8800 SH       SOLE                     8800
Bank One Corporation           COM              06423A103      772    19987 SH       SOLE                    19987
Bank of America Corp.          COM              060505104      306     5842 SH       SOLE                     5842
Biogen Inc.                    COM              090597105      775    12700 SH       SOLE                    12700
Boeing Co.                     COM              097023105     2737    43440 SH       SOLE                    43440
Broadcom Corporation           COM              111320107      268     1100 SH       SOLE                     1100
CSG Systems Intl. Inc.         COM              126349109     4960   171030 SH       SOLE                   171030
Capital One Financial Corp.    COM              14040H105      420     6000 SH       SOLE                     6000
Carnival Corporation Cl A      COM              143658102     1374    55812 SH       SOLE                    55812
Cigna                          COM              125509109      282     2700 SH       SOLE                     2700
Cisco Systems, Inc.            COM              17275R102     1530    27685 SH       SOLE                    27685
Citigroup                      COM              172967101     3503    64792 SH       SOLE                    64792
Colgate Palmolive Co.          COM              194162103      717    15200 SH       SOLE                    15200
Comdisco Inc.                  COM              200336105     1175    61650 SH       SOLE                    61650
Comverse Technology, Inc.      COM              205862402      281     2600 SH       SOLE                     2600
Countrywide Credit Inds. Inc.  COM              222372104     1412    37400 SH       SOLE                    37400
EMC Corp./Mass                 COM              268648102     4535    45750 SH       SOLE                    45750
Emulex Corp.                   COM              292475209      637     5200 SH       SOLE                     5200
Enron Corp.                    COM              293561106     2969    33884 SH       SOLE                    33884
Exxon Mobil Corp.              COM              30231G102     1558    17484 SH       SOLE                    17484
F & M Natl Corp.               COM              302374103      949    38831 SH       SOLE                    38831
Fannie Mae                     COM              313586109     1179    16488 SH       SOLE                    16488
Firstar Corporation            COM              33763V109      777    34741 SH       SOLE                    34741
FleetBoston Financial Corporat COM              339030108      897    23001 SH       SOLE                    23001
General Electric Co.           COM              369604103     5871   101777 SH       SOLE                   101777
Global Marine Inc.             COM              379352404      709    22950 SH       SOLE                    22950
Golden West Financial Corp.    COM              381317106      756    14100 SH       SOLE                    14100
Hartford Finl. Services Group  COM              416515104     1041    14270 SH       SOLE                    14270
Honeywell International Inc.   COM              438516106      630    17696 SH       SOLE                    17696
Intel Corp.                    COM              458140100     3085    74221 SH       SOLE                    74221
JDS Uniphase Corporation       COM              46612J101     2516    26575 SH       SOLE                    26575
Johnson & Johnson              COM              478160104     1227    13062 SH       SOLE                    13062
Koninklijke Philips Electronic COM              500472303      228     5354 SH       SOLE                     5354
Lexmark Intl. Group Inc.       COM              529771107      626    16700 SH       SOLE                    16700
Medtronic Inc.                 COM              585055106     2653    51200 SH       SOLE                    51200
Merrill Lynch & Co. Inc.       COM              590188108      495     7500 SH       SOLE                     7500
Microsoft Corp.                COM              594918104     1583    26250 SH       SOLE                    26250
Motorola Inc.                  COM              620076109     1040    36810 SH       SOLE                    36810
Nokia Corp.                    COM              654902204     4445   111660 SH       SOLE                   111660
Northrop Grumman Corp.         COM              666807102      909    10000 SH       SOLE                    10000
Oracle Corp.                   COM              68389X105     6928    87974 SH       SOLE                    87974
Pepsico Inc.                   COM              713448108     1294    28140 SH       SOLE                    28140
Phillips Petroleum Co.         COM              718507106     1619    25800 SH       SOLE                    25800
Procter & Gamble Co.           COM              742718109      740    11050 SH       SOLE                    11050
Qualcomm, Inc.                 COM              747525103      467     6550 SH       SOLE                     6550
RadioShack Corp.               COM              750438103      284     4400 SH       SOLE                     4400
Royal Dutch Petroleum Co.      COM              780257804      258     4300 SH       SOLE                     4300
Ryland Group                   COM              783764103     1014    32700 SH       SOLE                    32700
SanDisk Corporation            COM              80004C101      801    12000 SH       SOLE                    12000
Schering Plough Corp.          COM              806605101     4344    93430 SH       SOLE                    93430
Schlumberger Ltd.              COM              806857108      885    10750 SH       SOLE                    10750
Schwab (Charles) Corp.         COM              808513105      439    12375 SH       SOLE                    12375
Smithkline Beecham PLC         COM              832378301      895    13040 SH       SOLE                    13040
Sun Microsystems Inc.          COM              866810104    16423   140669 SH       SOLE                   140669
Symantec                       COM              871503108      330     7500 SH       SOLE                     7500
Texas Instruments Inc.         COM              882508104      420     8900 SH       SOLE                     8900
Time Warner Inc.               COM              887315109     2817    36000 SH       SOLE                    36000
USX Marathon Group             COM              902905827      936    33000 SH       SOLE                    33000
United Technologies Corp.      COM              913017109      263     3800 SH       SOLE                     3800
Wachovia Corp.                 COM              929771103      251     4436 SH       SOLE                     4436
Wells Fargo & Co.              COM              949746101      620    13500 SH       SOLE                    13500
WorldCom, Inc.                 COM              98157D106     1056    34765 SH       SOLE                    34765